Lease Commitments (Details) - Schedule of minimum lease payments under the operating lease - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of minimum lease payments under the operating lease [Abstract]
2022	$ 431,566	$ 583,646
2023	369,473	369,473
2024	379,579	379,579
2025	389,989	389,989
2026	400,712	400,712
Thereafter		638,895
Total payments	2,610,203	2,762,294
Less: amount representing interest	(762,317)	(807,376)
Lease obligation, net	1,847,886	1,954,918
Less: current portion	322,997	(384,530)
Lease obligation – long-term	$ 1,524,889	$ 1,570,388